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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [X]; Amendment Number: 1

          This Amendment (Check only one.): [X] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RR Partners LP
Address:          c/o East Side Capital Corp.
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David Rasiel
Title:            Principal
Phone:            212-320-5716

Signature, Place, and Date of Signing:

/s/ David Raisel                               New York, New York                               May 24, 2006
---------------------------                 ----------------------------                ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F/A Summary Page


Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                      38
                                                             ------------------

Form 13F Information Table Value Total:                              $1,240,106
                                                             ------------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         ----------        --------------------------         ------------------

         None.


                                                  RR Partners LP
                                           Form 13F/A Information Table
                                           Quarter ended March 31, 2006


                                                                                  INVESTMENT DISCRETION       VOTING AUTHORITY

                                        FAIR MARKET SHARES OR SH/
                     TITLE OF  CUSIP       VALUE    PRINCIPAL PRN PUT/        SHARED   SHARED OTHER
ISSUER                CLASS    NUMBER (IN THOUSANDS) AMOUNT       CALL  SOLE  DEFINED  OTHER  MANAGERS     SOLE     SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
APACHE CORP            COM     037411105   $25,318   386,468  SH        SOLE                              386,468
-----------------------------------------------------------------------------------------------------------------------------------

ARROW ELECTRS INC      COM     042735100    $8,077   250,300  SH        SOLE                              250,300
-----------------------------------------------------------------------------------------------------------------------------------

AVNET INC              COM     053807103    $8,870   349,500  SH        SOLE                              349,500
-----------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC        CL A    093679108      $385    97,096  SH        SOLE                               97,096
-----------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC        CL B    093679207    $2,460   687,096  SH        SOLE                              687,096
-----------------------------------------------------------------------------------------------------------------------------------

BROOKFIELD HOMES CORP  COM     112723101   $39,122   754,373  SH        SOLE                              754,373
-----------------------------------------------------------------------------------------------------------------------------------

DOLLAR THRIFTY AUTO
GROUP INC              COM     256743105    $3,087    68,000  SH        SOLE                               68,000
-----------------------------------------------------------------------------------------------------------------------------------

D R HORTON INC         COM     23331A109    $5,094   153,333  SH        SOLE                              153,333
-----------------------------------------------------------------------------------------------------------------------------------

EMMIS BROADCASTING
CORP                   COM     2951525103  $22,856 1,428,500  SH        SOLE                            1,428,500
-----------------------------------------------------------------------------------------------------------------------------------

FASTENAL CO            COM     311900104   $87,134 1,840,600  SH        SOLE                            1,840,600
-----------------------------------------------------------------------------------------------------------------------------------

FIRST CMNTY BANCORP
CALIF                  COM     31983B101    $7,340   127,300  SH        SOLE                              127,300
-----------------------------------------------------------------------------------------------------------------------------------

FIRST ENERGY CORP      COM     337932107   $19,814   405,200  SH        SOLE                              405,200
-----------------------------------------------------------------------------------------------------------------------------------



                                                  RR Partners LP
                                           Form 13F/A Information Table
                                           Quarter ended March 31, 2006


                                                                                  INVESTMENT DISCRETION       VOTING AUTHORITY

                                        FAIR MARKET SHARES OR SH/
                     TITLE OF  CUSIP       VALUE    PRINCIPAL PRN PUT/        SHARED   SHARED OTHER
ISSUER                CLASS    NUMBER (IN THOUSANDS) AMOUNT       CALL  SOLE  DEFINED  OTHER  MANAGERS     SOLE     SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------

HOSPIRA INC            COM     441060100   $45,675 1,157,500  SH        SOLE                            1,157,500
-----------------------------------------------------------------------------------------------------------------------------------

INTEGRATED DEVICE
TECHNOLOGY             COM     458118106    $7,375   496,300  SH        SOLE                              496,300
-----------------------------------------------------------------------------------------------------------------------------------

INTEL CORP             COM     458140100   $36,974 1,900,000  SH        SOLE                            1,900,000
-----------------------------------------------------------------------------------------------------------------------------------

JOHNSON CTLS INC       COM     478366107   $28,534   375,800  SH        SOLE                              375,800
-----------------------------------------------------------------------------------------------------------------------------------

LABORATORY CORP OF
AMER HOLDGS            COM     50540R409   $14,222   243,400  SH        SOLE                              243,400
-----------------------------------------------------------------------------------------------------------------------------------

LAMAR ADVERTISING CO   CL A    512815101   $44,934   854,100  SH        SOLE                              854,100
-----------------------------------------------------------------------------------------------------------------------------------

LIVE NATION INC        COM     538034109    $2,093   105,500  SH        SOLE                              105,500
-----------------------------------------------------------------------------------------------------------------------------------

LOCKHEED MARTIN CORP   COM     539830109  $153,566 2,044,000  SH        SOLE                            2,044,000
-----------------------------------------------------------------------------------------------------------------------------------

MAGNA INTL INC         CL A    559222401    $6,623    87,500  SH        SOLE                               87,500
-----------------------------------------------------------------------------------------------------------------------------------

MEDCO HEALTH SOLUTIONS
INC                    COM     58405U102   $19,386   338,800  SH        SOLE                              338,800
-----------------------------------------------------------------------------------------------------------------------------------

MI DEVELOPMENT         CL A    55304X104    $5,198   148,950  SH        SOLE                              148,950
-----------------------------------------------------------------------------------------------------------------------------------
                    SPONSORED
NOKIA CORP             ADR     654902204    $5,180   250,000  SH        SOLE                              250,000
-----------------------------------------------------------------------------------------------------------------------------------

ORACLE CORP            COM     68389X105   $48,600 3,550,000  SH        SOLE                            3,550,000
-----------------------------------------------------------------------------------------------------------------------------------


                                                  RR Partners LP
                                           Form 13F/A Information Table
                                           Quarter ended March 31, 2006


                                                                                  INVESTMENT DISCRETION       VOTING AUTHORITY

                                        FAIR MARKET SHARES OR SH/
                     TITLE OF  CUSIP       VALUE    PRINCIPAL PRN PUT/        SHARED   SHARED OTHER
ISSUER                CLASS    NUMBER (IN THOUSANDS) AMOUNT       CALL  SOLE  DEFINED  OTHER  MANAGERS     SOLE     SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------

PARKER HANN            COM     701094104   $59,555   738,800  SH        SOLE                              738,800
-----------------------------------------------------------------------------------------------------------------------------------

PIONEER NAT RES CO     COM     723787107   $74,473  1,683,000 SH        SOLE                            1,683,000
-----------------------------------------------------------------------------------------------------------------------------------

QUEST DIAGNOSTICS INC  COM     74834L100   $39,368   767,400  SH        SOLE                              767,400
-----------------------------------------------------------------------------------------------------------------------------------

RYLAND GROUP INC       COM     783764103   $15,615   225,000  SH        SOLE                              225,000
-----------------------------------------------------------------------------------------------------------------------------------

SHERWIN WILLIAMS CO    COM     824348106    $3,115    63,000  SH        SOLE                               63,000
-----------------------------------------------------------------------------------------------------------------------------------

SMITH INTL INC         COM     832110100   $91,665  2,352,800 SH        SOLE                            2,352,800
-----------------------------------------------------------------------------------------------------------------------------------

ST PAUL TRAVELERS INC  COM     792860108   $14,627   350,000  SH        SOLE                              350,000
-----------------------------------------------------------------------------------------------------------------------------------

STEWART ENTERPRISES
INC                    CL A    680370105    $2,721   476,600  SH        SOLE                              476,600
-----------------------------------------------------------------------------------------------------------------------------------

STRAYER ED INC         COM     863236105   $34,216   334,600  SH        SOLE                              334,600
-----------------------------------------------------------------------------------------------------------------------------------

STRYKER CORP           COM     863667101   $44,118   995,000  SH        SOLE                              995,000
-----------------------------------------------------------------------------------------------------------------------------------

TIME WARNER INC        COM     887317108    $2,099   125,000  SH        SOLE                              125,000
-----------------------------------------------------------------------------------------------------------------------------------

UNITEDHEALTH GROUP
INC                    COM     91324P102   $17,596   315,000  SH        SOLE                              315,000
-----------------------------------------------------------------------------------------------------------------------------------

WELLPOINT INC          COM     94973V107  $193,021  2,492,844 SH        SOLE                            2,492,844
-----------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                 $1,240,106
(in thousands)
